RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
CONTROLLING SHAREHOLDER
Voting control of Rogers Communications Inc. is held by the Rogers Control Trust (the Trust) for the benefit of successive generations of the Rogers family and, as a result, the Trust is able to elect all members of the Board and to control the vote on most matters submitted to shareholders, whether through a shareholder meeting or a written consent resolution. The beneficiaries of the Trust are a small group of individuals who are members of the Rogers family, some of whom are also directors of the Board. The trustee is the trust company subsidiary of a Canadian chartered bank.

We entered into certain transactions with private Rogers family holding companies controlled by the Trust. These transactions were recognized at the amount agreed to by the related parties and are subject to the terms and conditions of formal agreements approved by the Audit and Risk Committee. The totals received or paid were less than $1 million for each of 2024 and 2023.

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Key management personnel include the directors and our most senior corporate officers, who are primarily responsible for planning, directing, and controlling our business activities.

Compensation
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" and "restructuring, acquisition and other" was as follows:

	Years ended December 31
(In millions of dollars)	2024	2023

Salaries and other short-term employee benefits	20	23
Post-employment benefits	2	2
Stock-based compensation [1]	34	26

Total compensation	56	51
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.

In addition to the amounts included in "post-employment benefits" in the table above, we assumed a liability of $102 million through the Shaw Transaction related to a legacy pension arrangement with one of our directors whereby the director will be paid $1 million per month until March 2035, $12 million of which was paid in 2024 (2023 - $8 million).The remaining liability of $91 million is included in "accounts payable and accrued liabilities" (for the amount to be paid within the next year) or "other long-term liabilities".

Transactions
We have entered into business transactions with Dream Unlimited Corp. (Dream), which is controlled by our Director Michael J. Cooper. Dream is a real estate company that rents spaces in office and residential buildings. Total amounts paid to this related party were nominal for each of 2024 and 2023.

On closing of the Shaw Transaction, we entered into an advisory agreement with Brad Shaw in accordance with the arrangement agreement, pursuant to which he will be paid $20 million for a two-year period following closing in exchange for performing certain services related to the transition and integration of Shaw, of which $10 million was recognized in net income and paid during the year ended December 31, 2024 (2023 - $8 million). This amount is included in "Salaries and other short-term employee benefits" in the table above. We have also entered into certain other transactions with the Shaw Family Group. Total amounts paid to the Shaw Family Group in 2024 and 2023 were under $1 million.
We recognize these transactions at the amount agreed to by the related parties, which are also reviewed by the Audit and Risk Committee. The amounts owing for these services were unsecured, interest-free, and due for payment in cash within one month of the date of the transaction.

SUBSIDIARIES, ASSOCIATES, AND JOINT ARRANGEMENTS
Our material operating subsidiaries, along with our relative ownership percentages, as at December 31, 2024 and 2023 were as follows. Each is incorporated in Canada and has the same reporting period for annual financial statement reporting.

	Jurisdiction of Incorporation	Ownership Percentage
Subsidiary		2024	2023
Rogers Communications Canada Inc.	Canada	100%	100%
Rogers Media Inc.	Canada	100%	100%

When necessary, adjustments are made to conform the accounting policies of the subsidiaries to those of RCI. There are no significant restrictions on the ability of subsidiaries, joint arrangements, and associates to transfer funds to us as cash dividends or to repay loans or advances, subject to the approval of other shareholders where applicable.

Associates and joint arrangements
We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE (broadcasting rights) and Glentel (Wireless distribution support).

	Years ended December 31
(In millions of dollars)	2024	2023

Revenue	45	36
Purchases	231	203

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2024	2023

Accounts receivable	101	97
Accounts payable and accrued liabilities	163	113